GENERAL AND ADMINISTRATION EXPENSE	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATION EXPENSE	GENERAL AND ADMINISTRATION EXPENSE
General and administration expense during the years ended December 31, 2025 and 2024 consists of the following expenses by nature:

	2025	2024
Salaries and employee benefits	$46,575	$18,953
Professional fees	25,830	12,660
Share-based compensation	19,025	9,796
Office and other expenses	12,460	8,867
Depreciation	808	1,932
Total general and administration expense	$104,698	$52,208